Document and Entity Information	12 Months Ended
Mar. 30, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	BMJ
Entity Registrant Name	BIRKS & MAYORS INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,115,641
Class B Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	0